UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Atrium CDO Corp., Series 5A, Class A4, 0.65%, 7/20/20 (a)(b) USD	2,650	$2,186,250
SLM Student Loan Trust, Series 2004-B, Class A2, 0.45%, 6/15/21 (b)	2,284	2,222,270
Total Asset-Backed Securities – 0.9%		4,408,520

Corporate Bonds
Aerospace & Defense — 1.9%
BE Aerospace, Inc., 8.50%, 7/01/18	2,500	2,759,375
Bombardier, Inc., 7.75%, 3/15/20 (a)	3,205	3,605,625
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	610	628,300
7.13%, 3/15/21	600	619,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	1,254	1,338,645
		8,951,445
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1, Class A, 5.25%, 7/31/22	1,410	1,385,325
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17	1,453	1,527,943
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	1,146	1,154,889
		4,068,157
Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21 (a)	570	575,700
Icahn Enterprises LP:
7.75%, 1/15/16	880	913,000
8.00%, 1/15/18	2,000	2,065,000
		3,553,700
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	1,970	2,157,150
Building Products — 0.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20	375	392,813
6.75%, 5/01/21	1,160	1,175,950
		1,568,763

Corporate Bonds	Par (000)		Value
Capital Markets — 4.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	USD	3,250	$3,579,381
E*Trade Financial Corp., 12.50%, 11/30/17 (d)		1,480	1,768,600
The Goldman Sachs Group, Inc., 6.25%, 2/01/41 (c)		4,450	4,475,725
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)(c)		1,745	1,801,629
Morgan Stanley, 5.75%, 1/25/21 (c)		3,915	4,121,461
UBS AG (c):
2.25%, 1/28/14		1,627	1,647,499
5.88%, 7/15/16		2,800	3,084,004
			20,478,299
Chemicals — 0.5%
CF Industries, Inc., 7.13%, 5/01/20		945	1,108,013
Celanese US Holdings LLC, 5.88%, 6/15/21		585	620,100
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)		680	661,300
			2,389,413
Commercial Banks — 6.8%
Amsouth Bank, 4.85%, 4/01/13		1,050	1,041,621
Asciano Finance, 5.00%, 4/07/18 (a)		900	939,844
Associated Banc-Corp., 5.13%, 3/28/16		2,200	2,331,780
BNP Paribas (c):
3.60%, 2/23/16		4,380	4,450,282
7.20% (a)(b)(e)		1,500	1,402,500
Branch Banking & Trust Co. (b):
0.66%, 9/13/16 (c)		1,100	1,018,711
0.60%, 5/23/17		675	618,014
CIT Group, Inc.:
7.00%, 5/01/17		2,550	2,556,375
6.63%, 4/01/18 (a)		337	355,535
City National Corp., 5.25%, 9/15/20		2,350	2,453,149
Comerica, Inc., 3.00%, 9/16/15 (c)		2,300	2,331,358
Credit Agricole SA (a)(b)(c)(e):
6.64%		1,475	1,261,125
8.38%		1,475	1,519,250
Discover Bank, 8.70%, 11/18/19		1,200	1,485,043
HSBC Holdings Plc, 5.10%, 4/05/21 (c)		1,625	1,706,794
Regions Financial Corp.:
4.88%, 4/26/13		2,525	2,527,406
5.75%, 6/15/15		1,800	1,788,750

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
SVB Financial Group, 5.38%, 9/15/20	USD	2,300	$2,370,559
			32,158,096
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)		9,300	9,660,569
6.75%, 4/06/21		2,325	2,336,160
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)		721	713,790
Clean Harbors, Inc., 7.63%, 8/15/16		1,314	1,396,125
Corrections Corp. of America, 7.75%, 6/01/17		3,375	3,666,094
Mobile Mini, Inc., 7.88%, 12/01/20		275	286,687
			18,059,425
Communications Equipment — 1.1%
Avaya, Inc.:
9.75%, 11/01/15		900	915,750
7.00%, 4/01/19 (a)		500	483,750
Brocade Communications Systems, Inc., 6.88%, 1/15/20		2,965	3,220,731
EH Holding Corp., 6.50%, 6/15/19 (a)		420	432,075
			5,052,306
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		825	846,297
Consumer Finance — 4.0%
American Express Credit Corp., 2.75%, 9/15/15 (c)(f)		5,850	5,929,636
Capital One Bank USA NA, 8.80%, 7/15/19		3,325	4,181,995
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		1,380	1,511,100
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		2,135	2,265,769
SLM Corp., 6.25%, 1/25/16		4,870	5,095,978
			18,984,478
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16		1,750	1,918,437
6.75%, 9/15/20		2,210	2,364,700
Crown Americas LLC, 6.25%, 2/01/21 (a)		825	843,563
Graphic Packaging International, Inc., 9.50%, 6/15/17		665	736,488
Rock-Tenn Co., 9.25%, 3/15/16		325	351,406
			6,214,594

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 9.3%
Ally Financial, Inc.:
4.50%, 2/11/14	USD	1,775	$1,766,125
8.30%, 2/12/15		1,230	1,346,850
8.00%, 11/01/31		1,680	1,799,700
Bank of America Corp.:
5.30%, 3/15/17		3,640	3,759,578
5.00%, 5/13/21 (c)(f)		2,950	2,919,901
Citigroup, Inc. (c):
4.59%, 12/15/15		975	1,040,408
3.95%, 6/15/16		1,300	1,351,011
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		2,240	2,027,200
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)		1,000	1,040,611
General Electric Capital Corp., 5.30%, 2/11/21 (c)		4,600	4,903,329
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)		1,230	1,254,600
ING Bank NV, 5.00%, 6/09/21 (a)(c)		2,350	2,408,104
Intesa Sanpaolo SpA:
2.38%, 12/21/12		3,500	3,384,468
6.50%, 2/24/21 (a)(c)		600	620,981
JPMorgan Chase & Co., 3.15%, 7/05/16 (c)		4,075	4,117,971
Moody’s Corp., 6.06%, 9/07/17		6,000	6,312,888
Morgan Stanley, 5.50%, 7/28/21		1,910	1,968,736
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19 (g)		170	171,912
6.88%, 2/15/21		660	633,600
8.25%, 2/15/21		815	751,837
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		205	217,556
			43,797,366
Diversified Telecommunication Services — 5.2%
AT&T, Inc., 6.30%, 1/15/38 (c)		4,000	4,427,008
Level 3 Financing, Inc.:
8.75%, 2/15/17		895	910,662
10.00%, 2/01/18		190	204,725
8.13%, 7/01/19 (a)(g)		2,589	2,608,417
Qwest Corp., 8.38%, 5/01/16		2,795	3,312,075
Telecom Italia Capital SA, 6.18%, 6/18/14		975	1,015,852
Telefonica Emisiones SAU, 5.46%, 2/16/21 (c)		1,360	1,363,876
Verizon Communications, Inc. (c):
1.95%, 3/28/14		3,650	3,742,469
7.35%, 4/01/39		4,025	5,105,898
Windstream Corp., 7.88%, 11/01/17		1,900	2,030,625
			24,721,607
Electric Utilities — 1.0%
Progress Energy, Inc., 7.00%, 10/30/31		4,000	4,856,176

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electronic Equipment, Instruments & Components — 0.8%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	800	$918,000
NXP BV, 3.00%, 10/15/13 (b)		2,950	2,948,156
			3,866,156
Energy Equipment & Services — 1.2%
Ensco Plc, 4.70%, 3/15/21 (c)		1,965	2,063,743
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		1,085	1,131,112
Key Energy Services, Inc., 6.75%, 3/01/21		745	769,213
MEG Energy Corp., 6.50%, 3/15/21 (a)		955	993,200
Oil States International, Inc., 6.50%, 6/01/19 (a)		505	515,100
SunCoke Energy, Inc., 7.63%, 8/01/19 (a)		190	194,750
			5,667,118
Food & Staples Retailing — 2.1%
CVS Caremark Corp., 6.30%, 6/01/62 (b)		3,650	3,558,750
Wal-Mart Stores, Inc. (c):
5.25%, 9/01/35		2,500	2,616,635
6.20%, 4/15/38		3,375	3,980,840
			10,156,225
Food Products — 1.1%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)		430	442,362
JBS USA LLC, 7.25%, 6/01/21 (a)		155	153,063
Kraft Foods, Inc.:
6.50%, 8/11/17		1,665	2,000,331
6.13%, 8/23/18		1,660	1,961,813
Smithfield Foods, Inc., 10.00%, 7/15/14		374	437,112
			4,994,681
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		495	495,000
Health Care Equipment & Supplies — 0.6%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		2,250	2,553,750
Teleflex, Inc., 6.88%, 6/01/19		490	504,700
			3,058,450
Health Care Providers & Services — 4.4%
Aetna, Inc., 6.75%, 12/15/37 (c)		3,400	4,080,860
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)		460	468,625
HCA, Inc.:
8.50%, 4/15/19		545	600,863
6.50%, 2/15/20 (g)		1,950	1,979,250
7.25%, 9/15/20		3,435	3,623,925
7.50%, 2/15/22 (g)		2,310	2,344,650

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc., 10.00%, 8/15/18 (a)	USD	510	$497,250
Tenet Healthcare Corp.:
10.00%, 5/01/18		1,530	1,740,375
8.88%, 7/01/19		1,125	1,243,125
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		3,400	4,115,370
			20,694,293
Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)		1,462	1,348,695
IT Services — 0.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)		1,170	1,123,200
First Data Corp. (a):
7.38%, 6/15/19		725	730,438
12.63%, 1/15/21		1,390	1,473,400
			3,327,038
Independent Power Producers & Energy Traders — 0.8%
AES Corp.:
9.75%, 4/15/16		985	1,127,825
7.38%, 7/01/21 (a)		425	439,875
Calpine Corp., 7.25%, 10/15/17 (a)		440	451,000
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,475	1,556,337
			3,575,037
Insurance — 9.2%
Ace Capital Trust II, 9.70%, 4/01/30		2,500	3,328,535
The Allstate Corp., 7.45%, 5/16/19 (c)		5,600	6,863,086
American International Group, Inc.:
6.40%, 12/15/20 (c)		1,690	1,854,114
8.18%, 5/15/68		900	981,000
Aon Corp.:
5.00%, 9/30/20 (c)		4,600	4,876,060
8.21%, 1/01/27		2,500	2,910,050
The Dai-ichi Life Insurance Co. Ltd, 7.25% (a)(b)(e)		677	714,550
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		2,800	2,768,240
Genworth Financial, Inc., 7.63%, 9/24/21		970	926,350
Lincoln National Corp., 6.25%, 2/15/20 (c)		3,400	3,871,162
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		475	476,187

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Manulife Financial Corp., 4.90%, 9/17/20 (c)	USD	4,700	$4,820,405
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(c)		3,800	4,172,582
Principal Financial Group, Inc., 8.88%, 5/15/19		980	1,270,851
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		3,400	3,817,217
			43,650,389
Life Sciences Tools & Services — 2.0%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		3,825	4,279,219
INC Research LLC, 11.50%, 7/15/19 (a)		695	695,000
Life Technologies Corp., 6.00%, 3/01/20		4,200	4,725,806
			9,700,025
Machinery — 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		3,400	4,088,554
Navistar International Corp., 8.25%, 11/01/21		980	1,065,750
			5,154,304
Media — 9.2%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		830	873,575
CCH II LLC, 13.50%, 11/30/16		2,317	2,734,060
CSC Holdings LLC:
8.50%, 6/15/15		1,500	1,620,000
8.63%, 2/15/19		1,200	1,374,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		1,585	1,355,175
Comcast Corp., 6.30%, 11/15/17		3,400	4,025,597
Cox Communications, Inc., 8.38%, 3/01/39 (a)		3,400	4,676,520
DIRECTV Holdings LLC, 5.00%, 3/01/21		2,575	2,747,932
DISH DBS Corp., 7.00%, 10/01/13		1,750	1,885,625
Gannett Co., Inc., 9.38%, 11/15/17		1,800	2,002,500
Intelsat Bermuda Ltd.:
11.25%, 2/04/17		350	374,500
11.50%, 2/04/17 (a)(d)		260	279,500
11.50%, 2/04/17 (d)		340	365,500
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)		1,040	1,071,200
News America, Inc., 6.15%, 3/01/37 (c)		4,200	4,217,552
Time Warner Cable, Inc., 6.75%, 6/15/39		4,050	4,641,741

Corporate Bonds	Par (000)		Value
Media (concluded)
Time Warner, Inc., 7.70%, 5/01/32	USD	4,150	$5,194,787
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		1,030	1,107,250
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		2,675	2,942,500
			43,489,514
Metals & Mining — 2.5%
Alcoa, Inc., 5.40%, 4/15/21 (c)		2,455	2,551,970
Barrick Gold Corp., 2.90%, 5/30/16 (a)(c)		1,150	1,184,615
Barrick North America Finance LLC, 5.70%, 5/30/41 (a)		1,325	1,362,136
Freeport-McMoRan Corp., 7.13%, 11/01/27		2,900	3,191,601
JMC Steel Group, 8.25%, 3/15/18 (a)		170	176,375
Novelis, Inc., 8.75%, 12/15/20		1,035	1,151,437
Teck Resources Ltd., 10.75%, 5/15/19		1,750	2,226,875
United States Steel Corp., 7.38%, 4/01/20		200	207,750
			12,052,759

Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		3,150	3,602,393
6.50%, 5/01/18		3,350	3,939,426
			7,541,819
Multiline Retail — 1.3%
JC Penney Co., Inc., 5.65%, 6/01/20		6,300	6,237,000
Oil, Gas & Consumable Fuels — 10.9%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		325	335,156
6.25%, 6/01/21		755	781,425
Anadarko Petroleum Corp.:
5.95%, 9/15/16		994	1,145,948
6.38%, 9/15/17		23	27,113
Arch Coal, Inc. (a):
7.00%, 6/15/19		220	230,450
7.25%, 6/15/21		720	756,000
BP Capital Markets Plc (c):
3.88%, 3/10/15		1,500	1,614,180
3.20%, 3/11/16		1,875	1,966,074
Buckeye Partners LP, 4.88%, 2/01/21		1,000	1,048,170
Chesapeake Energy Corp., 6.13%, 2/15/21		3,445	3,600,025
Consol Energy, Inc., 6.38%, 3/01/21 (a)		835	843,350
Copano Energy LLC, 7.13%, 4/01/21		560	574,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Denbury Resources, Inc., 6.38%, 8/15/21	USD	575	$592,250
Enbridge Energy Partners LP, 9.88%, 3/01/19		2,100	2,833,475
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		1,025	1,033,969
Enterprise Products Operating LLC, 6.65%, 4/15/18		4,200	4,969,272
Forest Oil Corp.:
8.50%, 2/15/14		185	201,188
7.25%, 6/15/19		310	322,400
Hilcorp Energy I LP, 7.75%, 11/01/15 (a)		710	733,075
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20		4,200	5,016,837
Linn Energy LLC, 7.75%, 2/01/21 (a)		1,050	1,118,250
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)		1,375	1,431,734
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		1,200	1,264,800
ONEOK Partners LP, 8.63%, 3/01/19		3,400	4,418,290
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)		380	391,400
Petrobras International Finance Co., 3.88%, 1/27/16		3,725	3,862,665
Petrohawk Energy Corp.:
10.50%, 8/01/14		615	699,563
6.25%, 6/01/19 (a)		715	828,506
Plains Exploration & Production Co.:
7.75%, 6/15/15		785	814,438
10.00%, 3/01/16		405	457,650
Precision Drilling Corp., 6.50%, 12/15/21 (a)		270	275,400
Premier Oil, 5.00%, 5/10/18		3,400	3,493,500
Range Resources Corp., 6.75%, 8/01/20		855	934,087
SM Energy Co., 6.63%, 2/15/19 (a)		480	494,400
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)		720	756,000
Western Gas Partners LP, 5.38%, 6/01/21		1,525	1,623,713
			51,488,753
Paper & Forest Products — 2.7%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		3,400	3,869,979
International Paper Co.:
7.50%, 8/15/21		3,325	4,062,003
7.30%, 11/15/39		3,400	3,907,052
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		330	338,250
Verso Paper Holdings LLC, 11.50%, 7/01/14		355	377,187
			12,554,471

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co., 5.88%, 11/15/36 (c)	USD	2,214	$2,551,631
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	300	438,613
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (c)	USD	7,250	8,776,763
Merck & Co., Inc.:
6.50%, 12/01/33		2,070	2,546,433
6.55%, 9/15/37 (c)		4,572	5,655,281
Pfizer, Inc., 7.20%, 3/15/39 (c)		6,250	8,299,856
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		250	245,000
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19		2,075	2,413,603
			30,927,180
Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc., 6.10%, 3/15/20		3,400	3,888,464
Developers Diversified Realty Corp.:
4.75%, 4/15/18		645	654,057
7.88%, 9/01/20		775	917,103
ERP Operating LP, 5.75%, 6/15/17 (c)		3,405	3,858,709
HCP, Inc., 5.38%, 2/01/21		1,025	1,097,523
UDR, Inc., 4.25%, 6/01/18		1,475	1,498,072
Ventas Realty LP, 4.75%, 6/01/21		1,135	1,152,460
			13,066,388
Real Estate Management & Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)		595	586,075
Shea Homes LP, 8.63%, 5/15/19 (a)		250	249,375
			835,450
Road & Rail — 1.5%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		650	670,313
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)		200	210,000
The Hertz Corp., 6.75%, 4/15/19 (a)		933	933,000
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		5,000	5,138,600
			6,951,913
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		775	815,687
KLA-Tencor Corp., 6.90%, 5/01/18		1,928	2,218,249
			3,033,936

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail — 1.2%
Academy Ltd., 9.25%, 8/01/19 (a)(g)	USD	670	$680,050
AutoNation, Inc., 6.75%, 4/15/18		1,965	2,112,375
Best Buy Co., Inc., 5.50%, 3/15/21		1,300	1,309,272
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)		465	437,100
Limited Brands, Inc., 7.00%, 5/01/20		980	1,041,250
			5,580,047
Tobacco — 1.4%
Altria Group, Inc.:
9.25%, 8/06/19		485	647,253
10.20%, 2/06/39		3,929	5,872,456
			6,519,709
Wireless Telecommunication Services — 2.4%
American Tower Corp., 4.50%, 1/15/18		1,925	2,003,530
Cricket Communications, Inc., 7.75%, 5/15/16		670	714,388
Crown Castle Towers LLC (a):
5.50%, 1/15/37		1,175	1,284,371
6.11%, 1/15/40		1,300	1,451,732
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19		190	192,375
7.50%, 4/01/21		620	629,300
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		840	843,675
SBA Tower Trust, 5.10%, 4/15/17 (a)		4,225	4,383,438
			11,502,809
Total Corporate Bonds – 111.1%			525,326,431

Preferred Securities
Capital Trusts
Capital Markets — 4.4%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)		2,500	2,625,000
State Street Capital Trust III, 5.24% (b)(e)		2,920	2,919,036
State Street Capital Trust IV, 1.25%, 6/01/77 (b)		18,235	14,980,253
			20,524,289
Commercial Banks — 5.3%
Barclays Bank Plc, 7.43% (a)(b)(c)(e)		650	651,625
HSBC Capital Funding LP/Jersey Channel Islands, 10.18% (a)(b)(c)(e)		4,835	6,285,500

Capital Trusts	Par (000)		Value
Commercial Banks (concluded)
M&T Capital Trust II, 8.28%, 6/01/27	USD	3,630	$3,729,571
National City Preferred Capital Trust I, 12.00% (b)(e)		1,100	1,201,475
NationsBank Capital Trust III, 0.80%, 1/15/27		13,470	9,888,354
Nationwide Life Global Funding I, 6.75%, 5/15/37		3,500	3,272,500
			25,029,025
Diversified Financial Services — 1.8%
ING Capital Funding Trust III, 3.85% (b)(e)		1,800	1,683,621
JPMorgan Chase Capital XXIII, 1.26%, 5/15/77 (b)(c)		8,775	6,854,846
			8,538,467
Electric Utilities — 0.6%
PPL Capital Funding, 6.70%, 3/30/67 (b)		3,000	2,956,500
Insurance — 7.2%
AXA SA, 6.38% (a)(b)(e)		3,000	2,520,000
The Allstate Corp., 6.50%, 5/15/57 (b)		5,000	4,900,000
American General Capital II, 8.50%, 7/01/30		100	110,000
Bank One Capital III, 8.75%, 9/01/30		2,000	2,561,274
Chubb Corp., 6.38%, 3/29/67 (b)		2,000	2,065,000
Farmers Exchange Capital, 7.05%, 7/15/28 (a)		2,500	2,640,348
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		2,925	3,868,312
Lincoln National Corp., 7.00%, 5/17/66 (b)		3,350	3,383,500
MetLife, Inc., 6.40%, 12/15/66		3,325	3,295,195
Principal Life Insurance Co., 8.00%, 3/01/44 (a)		2,500	2,848,482
Reinsurance Group of America, 6.75%, 12/15/65 (b)		3,000	2,914,125
Swiss Re Solutions Holding Corp., 7.75%, 6/15/30 (c)		2,000	2,410,568
ZFS Finance (USA) Trust IV, 5.88%, 5/09/62 (a)(b)		379	382,271
			33,899,075
Multi-Utilities — 1.4%
Dominion Resources Capital Trust I, 7.83%, 12/01/27		2,500	2,573,490
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		3,900	4,126,200
			6,699,690

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66	USD	2,000	$2,175,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		4,000	4,097,212
			6,272,212
Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55		3,750	3,871,875
Total Capital Trusts – 22.8%			107,791,133

Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)		4,000	576,000
Commercial Banks — 0.2%
SG Preferred Capital I, 6.30% (a)		1,000	984,063
Diversified Financial Services — 0.4%
Ally Financial, Inc., 7.00% (a)		1,880	1,707,980
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (h)		14,000	33,320
Freddie Mac, Series Z, 8.38% (h)		14,000	40,600
			73,920
Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08%		2,423	2,827,338
Total Preferred Stocks – 1.3%			6,169,301

Trust Preferreds	Par (000)
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	USD	1,818	1,862,830
Total Trust Preferreds – 0.4%			1,862,830
Total Preferred Securities – 24.5%			115,823,264

Taxable Municipal Bonds	Par (000)		Value
California — 1.0%
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	USD	3,450	$3,879,353
State of California, GO, Build America Bonds, 7.35%, 11/01/39		870	1,051,995
Total Taxable Municipal Bonds – 1.0%			4,931,348

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 4.32%, 10/09/19 (i)		1,670	1,207,148
Total U.S. Government Sponsored Agency Securities – 0.3%			1,207,148

U.S. Treasury Obligations
U.S. Treasury Note, 4.75%, 2/15/41 (c)		2,670	2,957,441
Total U.S. Treasury Obligations – 0.6%			2,957,441
Total Long-Term Investments (Cost – $630,108,292) – 138.4%			654,654,152

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (j)(k)		2,107	2,107
Total Short-Term Securities (Cost – $2,107) – 0.0%			2,107

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value
Over–the-Counter Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250, Expires 9/17/11, Broker Credit Suisse International		118	$307,980
Total Options Purchased (Cost – $569,940) – 0.1%			307,980
Total Investments Before Outstanding Options Written (Cost – $630,680,339*) – 138.5%			654,964,239

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.1)%
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	USD	7,700	(611,578)
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		7,700	(80,242)
Sold credit default protection on Dow Jones CDX North America Investment Grade Series 16, Strike Price USD 120, Expires 9/21/11, Broker Credit Suisse International		148,000	(224,495)
			(304,737)
Total Options Written (Premiums Received – $1,087,200) – (0.2)%			(916,315)
Total Investments, Net of Options Written – 138.3%			654,047,924
Liabilities in Excess of Other Assets – (38.3)%			(181,034,768)
Net Assets – 100.0%			$473,013,156

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$629,199,459
Gross unrealized appreciation	$32,558,002
Gross unrealized depreciation	(7,709,537)
Net unrealized appreciation	$24,848,465

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	All or portion of security has been pledged as collateral in connection with swaps.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$171,912	$3,157
JPMorgan Securities	$5,003,950	$69,213
Pershing LLC	$2,608,417	$24,718

(h)	Non-income producing security.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,483,567	(1,481,460)	2,107	$7,104

(k)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Reverse repurchase agreements outstanding as of July 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.35%	4/11/2011	Open	$3,852,190	$3,848,000
Credit Suisse Securities (USA) LLC	0.35%	4/12/2011	Open	3,536,093	3,532,282
UBS Securities LLC	0.40%	4/13/2011	Open	9,469,660	9,458,100
Barclays Capital, Inc.	0.35%	4/14/2011	Open	2,831,309	2,828,312
UBS Securities LLC	0.38%	4/18/2011	Open	3,547,678	3,543,750
Deutsche Bank Securities, Inc.	0.35%	4/20/2011	Open	1,366,367	1,365,000
Deutsche Bank Securities, Inc.	0.35%	4/28/2011	Open	4,489,142	4,485,000
Credit Suisse Securities (USA) LLC	0.35%	5/10/2011	Open	1,737,676	1,736,275
BNP Paribas Securities	0.39%	5/10/2011	Open	1,551,644	1,550,250
UBS Securities LLC	0.38%	5/16/2011	Open	15,570,520	15,557,875
Credit Suisse Securities (USA) LLC	0.40%	5/16/2011	Open	6,387,660	6,382,200
UBS Securities LLC	0.38%	5/18/2011	Open	33,259,269	33,232,960
UBS Securities LLC	0.38%	5/19/2011	Open	2,181,703	2,180,000
Credit Suisse Securities (USA) LLC	0.40%	5/19/2011	Open	4,641,313	4,637,500
Credit Suisse Securities (USA) LLC	0.40%	5/20/2011	Open	3,394,939	3,392,187
UBS Securities LLC	0.38%	5/31/2011	Open	2,433,842	2,432,250
Barclays Capital, Inc.	0.40%	5/31/2011	Open	5,652,441	5,648,550
UBS Securities LLC	0.40%	5/31/2011	Open	1,792,634	1,791,400
Credit Suisse Securities (USA) LLC	0.35%	6/01/2011	Open	6,947,337	6,943,219
UBS Securities LLC	0.35%	6/08/2011	Open	4,832,536	4,830,000
Credit Suisse Securities (USA) LLC	0.35%	6/10/2011	Open	1,100,244	1,099,688
UBS Securities LLC	0.38%	6/10/2011	Open	11,102,966	11,096,875
UBS Securities LLC	0.38%	6/14/2011	Open	10,736,637	10,731,200
UBS Securities LLC	0.38%	6/15/2011	Open	5,578,890	5,576,124
Credit Suisse Securities (USA) LLC	0.45%	6/15/2011	Open	1,577,082	1,576,156
BNP Paribas Securities	0.35%	6/17/2011	Open	2,178,558	2,177,605
BNP Paribas Securities	0.35%	6/20/2011	Open	1,918,623	1,917,840
UBS Securities LLC	0.37%	6/22/2011	Open	3,532,827	3,531,375
UBS Securities LLC	0.37%	6/27/2011	Open	1,847,539	1,846,875
Deutsche Bank Securities, Inc.	0.35%	6/29/2011	Open	3,933,637	3,932,375
Deutsche Bank Securities, Inc.	0.35%	6/30/2011	Open	3,712,605	3,711,450
Credit Suisse Securities (USA) LLC	0.35%	7/05/2011	Open	1,611,204	1,610,781
UBS Securities LLC	0.31%	7/07/2011	Open	1,277,525	1,277,250
UBS Securities LLC	0.35%	7/11/2011	Open	2,406,391	2,405,900
UBS Securities LLC	0.32%	7/12/2011	Open	2,245,824	2,245,425
UBS Securities LLC	0.28%	7/13/2011	Open	588,087	588,000
Deutsche Bank Securities, Inc.	0.35%	7/20/2011	Open	9,130,940	9,129,875
Deutsche Bank Securities, Inc.	0.17%	7/29/2011	Open	2,970,417	2,970,375
Total				$186,925,949	$186,800,279

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	285,000	USD	409,651	Deutsche Bank AG	8/01/11	$(135)
EUR	1,000	USD	1,438	Citibank NA	8/03/11	(1)
USD	1,435	EUR	1,000	Citibank NA	10/26/11	1
USD	408,705	EUR	285,000	Deutsche Bank AG	10/26/11	37
Total						$(98)

•	Financial futures contracts purchased as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
298	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$65,459,367	$77,353

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
226	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$26,739,579	$(707,062)
845	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	103,576,514	(2,629,424)
145	30-Year U.S. Treasury Bond	Chicago Board of Trade	September 2011	18,048,444	(529,681)
35	Ultra U.S. Treasury Bond	Chicago Board of Trade	September 2011	4,486,559	(131,254)
Total					$(3,997,421)

•	Credit default swaps on single-name issuers - buy protection outstanding as of July 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
Computer Sciences Corp.	1.00%	JPMorgan Chase & Co.	6/20/16	USD	1,330	$7,563
Republic of Finland	0.25%	Deutsche Bank AG	6/20/16	USD	7,400	56,899
Republic of Finland	0.25%	Royal Bank of Scotland	6/20/16	USD	5,900	45,382
Arrow Electronics Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	USD	1,430	1,985
Goldman Sachs Group, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	USD	8,875	13,959
Total						$125,788

•	Credit default swaps on single-name issuers - sold protection outstanding as of July 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[2]	Notional Amount (000)[3]		Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A-	USD	2,775	$(325)
Citigroup, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A	USD	8,875	(27,255)
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	900	7,494
Total							$(20,086)

[2]	Using S&P’s rating of the underlying securities.

[3]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Interest rate swaps outstanding as of July 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.98% (a)	3-month LIBOR	Citibank NA	3/30/13	USD	59,200	$(423,507)
0.65% (a)	3-month LIBOR	Deutsche Bank AG	7/21/13	USD	29,500	(38,198)
0.65% (a)	3-month LIBOR	Deutsche Bank AG	7/22/13	USD	27,100	(30,674)
4.38% (a)	3-month LIBOR	Citibank NA	4/14/41	USD	1,700	(166,829)
4.34% (a)	3-month LIBOR	Goldman Sachs International	4/14/41	USD	2,400	(251,288)
4.35% (a)	3-month LIBOR	Deutsche Bank AG	4/15/41	USD	3,000	(301,348)
3.96% (a)	3-month LIBOR	Citibank NA	5/19/41	USD	1,200	(34,584)
3.93% (a)	3-month LIBOR	Citibank NA	7/21/41	USD	8,400	(195,440)
3.97% (b)	3-month LIBOR	Citibank NA	7/25/41	USD	3,300	98,096
Total						$(1,343,772)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	11

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,222,270	$2,186,250	$4,408,520
Corporate Bonds	—	525,326,431	—	525,326,431
Preferred Securities	$1,936,750	113,886,514	—	115,823,264
Taxable Municipal Bonds	—	4,931,348	—	4,931,348
U.S. Government Sponsored Agency Securities	—	1,207,148	—	1,207,148
U.S. Treasury Obligations	—	2,957,441	—	2,957,441
Short-Term Securities	2,107	—	—	2,107
Total	$1,938,857	$650,531,152	$2,186,250	$654,656,259

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$307,980	—	—	$307,980
Credit contracts	—	133,282	—	133,282
Foreign currency exchange contracts	—	38	—	38
Interest rate contracts	$77,353	98,096	—	175,449
Liabilities:
Credit contracts	—	(251,750)	$(325)	(252,075)
Foreign currency exchange contracts	—	(136)	—	(136)
Interest rate contracts	(3,997,421)	(2,133,688)	—	(6,355,604)
Total	$(3,612,088)	$(2,154,158)	$(325)	$(5,766,571)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency contracts, and options. Swaps, foreign currency exchange contracts and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2011	12

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 26, 2011